LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Oct. 28, 2012
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
Schedule of long-term debt

(in thousands)	October 28, 2012	October 30, 2011
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000
Less current maturities	–	–
Total	$250,000	$250,000